Loan Operations and Lease Operations Portfolio - Summary of Reconciliation of Gross Portfolio of Loan Operations and Lease Operations (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of loans and lease operations [Line Items]
Beginning balance	R$ 36,737
Closing balance	33,373	R$ 36,737
Cost [Member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	497,719	494,851
Derecognition	(13,547)	(16,437)
Acquisition / (Settlement)	51,919	19,305
Closing balance	536,091	497,719
Cost [Member] | Corporate [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	107,647	121,761
Derecognition	(1,172)	(956)
Acquisition / (Settlement)	(3,832)	(13,158)
Closing balance	102,643	107,647
Cost [Member] | Small and medium businesses [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	60,290	59,847
Derecognition	(2,471)	(3,648)
Acquisition / (Settlement)	10,993	4,091
Closing balance	68,812	60,290
Cost [Member] | Individuals [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	193,385	186,467
Derecognition	(8,520)	(10,728)
Acquisition / (Settlement)	27,699	17,646
Closing balance	212,564	193,385
Cost [Member] | Individuals [member] | Vehicles [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	14,165	15,566
Derecognition	(283)	(433)
Acquisition / (Settlement)	2,038	(968)
Closing balance	15,920	14,165
Cost [Member] | Individuals [member] | Credit card [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	67,413	59,863
Derecognition	(3,155)	(3,891)
Acquisition / (Settlement)	13,997	11,441
Closing balance	78,255	67,413
Cost [Member] | Individuals [member] | Personal loan [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	27,295	27,930
Derecognition	(3,724)	(5,190)
Acquisition / (Settlement)	5,972	4,555
Closing balance	29,543	27,295
Cost [Member] | Individuals [member] | Payroll loans [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	44,716	44,860
Derecognition	(1,336)	(1,177)
Acquisition / (Settlement)	3,498	1,033
Closing balance	46,878	44,716
Cost [Member] | Individuals [member] | Mortgages [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	39,796	38,248
Derecognition	(22)	(37)
Acquisition / (Settlement)	2,194	1,585
Closing balance	41,968	39,796
Cost [Member] | Foreign [member] | Foreign loans - Latin America [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	136,397	126,776
Derecognition	(1,384)	(1,105)
Acquisition / (Settlement)	17,059	10,726
Closing balance	152,072	136,397
Cost [Member] | Stage 1 [Member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	417,386	412,492
Transfer to Stage 2	(32,377)	(12,321)
Transfer to Stage 3	(4,061)	(5,367)
Cure from the Stage 2	19,989	6,043
Cure from the Stage 3	267	160
Acquisition / (Settlement)	58,422	16,379
Closing balance	459,626	417,386
Cost [Member] | Stage 1 [Member] | Corporate [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	91,442	104,359
Transfer to Stage 2	(726)	(884)
Transfer to Stage 3	(137)	(731)
Cure from the Stage 2	1,629	894
Cure from the Stage 3	113	4
Acquisition / (Settlement)	(1,605)	(12,200)
Closing balance	90,716	91,442
Cost [Member] | Stage 1 [Member] | Small and medium businesses [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	47,132	43,047
Transfer to Stage 2	(4,891)	(1,599)
Transfer to Stage 3	(742)	(701)
Cure from the Stage 2	2,849	901
Cure from the Stage 3	22	10
Acquisition / (Settlement)	12,729	5,474
Closing balance	57,099	47,132
Cost [Member] | Stage 1 [Member] | Individuals [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	161,364	151,645
Transfer to Stage 2	(15,847)	(3,925)
Transfer to Stage 3	(1,921)	(2,346)
Cure from the Stage 2	5,820	2,747
Cure from the Stage 3		72
Acquisition / (Settlement)	28,072	13,171
Closing balance	177,488	161,364
Cost [Member] | Stage 1 [Member] | Individuals [member] | Vehicles [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	12,550	13,482
Transfer to Stage 2	(1,442)	(733)
Transfer to Stage 3	(104)	(338)
Cure from the Stage 2	322	211
Cure from the Stage 3		9
Acquisition / (Settlement)	3,027	(81)
Closing balance	14,353	12,550
Cost [Member] | Stage 1 [Member] | Individuals [member] | Credit card [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	57,073	48,772
Transfer to Stage 2	(6,361)	(1,191)
Transfer to Stage 3	(471)	(176)
Cure from the Stage 2	3,335	1,513
Cure from the Stage 3		10
Acquisition / (Settlement)	11,651	8,145
Closing balance	65,227	57,073
Cost [Member] | Stage 1 [Member] | Individuals [member] | Personal loan [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	12,290	11,068
Transfer to Stage 2	(4,854)	(621)
Transfer to Stage 3	(908)	(907)
Cure from the Stage 2	665	313
Cure from the Stage 3		6
Acquisition / (Settlement)	6,932	2,431
Closing balance	14,125	12,290
Cost [Member] | Stage 1 [Member] | Individuals [member] | Payroll loans [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	42,115	42,360
Transfer to Stage 2	(1,882)	(412)
Transfer to Stage 3	(431)	(866)
Cure from the Stage 2	542	225
Cure from the Stage 3		33
Acquisition / (Settlement)	3,812	775
Closing balance	44,156	42,115
Cost [Member] | Stage 1 [Member] | Individuals [member] | Mortgages [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	37,336	35,963
Transfer to Stage 2	(1,308)	(968)
Transfer to Stage 3	(7)	(59)
Cure from the Stage 2	956	485
Cure from the Stage 3		14
Acquisition / (Settlement)	2,650	1,901
Closing balance	39,627	37,336
Cost [Member] | Stage 1 [Member] | Foreign [member] | Foreign loans - Latin America [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	117,448	113,441
Transfer to Stage 2	(10,913)	(5,913)
Transfer to Stage 3	(1,261)	(1,589)
Cure from the Stage 2	9,691	1,501
Cure from the Stage 3	132	74
Acquisition / (Settlement)	19,226	9,934
Closing balance	134,323	117,448
Cost [Member] | Stage 2 [Member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	35,894	36,904
Transfer to Stage 1	(19,989)	(6,043)
Transfer to Stage 3	(13,463)	(4,908)
Cure from the Stage 1	32,377	12,321
Cure from the Stage 3	3,872	1,317
Acquisition / (Settlement)	(1,797)	(3,697)
Closing balance	36,894	35,894
Cost [Member] | Stage 2 [Member] | Corporate [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	3,833	5,877
Transfer to Stage 1	(1,629)	(894)
Transfer to Stage 3	(1,032)	(434)
Cure from the Stage 1	726	884
Cure from the Stage 3	1,347	90
Acquisition / (Settlement)	(1,023)	(1,690)
Closing balance	2,222	3,833
Cost [Member] | Stage 2 [Member] | Small and medium businesses [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	6,001	7,815
Transfer to Stage 1	(2,849)	(901)
Transfer to Stage 3	(1,610)	(946)
Cure from the Stage 1	4,891	1,599
Cure from the Stage 3	505	428
Acquisition / (Settlement)	(1,063)	(1,994)
Closing balance	5,875	6,001
Cost [Member] | Stage 2 [Member] | Individuals [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	13,032	14,248
Transfer to Stage 1	(5,820)	(2,747)
Transfer to Stage 3	(7,796)	(2,282)
Cure from the Stage 1	15,847	3,925
Cure from the Stage 3	1,018	665
Acquisition / (Settlement)	748	(777)
Closing balance	17,029	13,032
Cost [Member] | Stage 2 [Member] | Individuals [member] | Vehicles [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	987	1,269
Transfer to Stage 1	(322)	(211)
Transfer to Stage 3	(598)	(297)
Cure from the Stage 1	1,442	733
Cure from the Stage 3	65	39
Acquisition / (Settlement)	(552)	(546)
Closing balance	1,022	987
Cost [Member] | Stage 2 [Member] | Individuals [member] | Credit card [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	6,027	6,634
Transfer to Stage 1	(3,335)	(1,513)
Transfer to Stage 3	(2,794)	(722)
Cure from the Stage 1	6,361	1,191
Cure from the Stage 3	60	12
Acquisition / (Settlement)	2,170	425
Closing balance	8,489	6,027
Cost [Member] | Stage 2 [Member] | Individuals [member] | Personal loan [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	3,108	3,534
Transfer to Stage 1	(665)	(313)
Transfer to Stage 3	(2,970)	(872)
Cure from the Stage 1	4,854	621
Cure from the Stage 3	611	515
Acquisition / (Settlement)	(511)	(377)
Closing balance	4,427	3,108
Cost [Member] | Stage 2 [Member] | Individuals [member] | Payroll loans [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	733	771
Transfer to Stage 1	(542)	(225)
Transfer to Stage 3	(1,136)	(241)
Cure from the Stage 1	1,882	412
Cure from the Stage 3	131	44
Acquisition / (Settlement)	(44)	(28)
Closing balance	1,024	733
Cost [Member] | Stage 2 [Member] | Individuals [member] | Mortgages [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	2,177	2,040
Transfer to Stage 1	(956)	(485)
Transfer to Stage 3	(298)	(150)
Cure from the Stage 1	1,308	968
Cure from the Stage 3	151	55
Acquisition / (Settlement)	(315)	(251)
Closing balance	2,067	2,177
Cost [Member] | Stage 2 [Member] | Foreign [member] | Foreign loans - Latin America [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	13,028	8,964
Transfer to Stage 1	(9,691)	(1,501)
Transfer to Stage 3	(3,025)	(1,246)
Cure from the Stage 1	10,913	5,913
Cure from the Stage 3	1,002	134
Acquisition / (Settlement)	(459)	764
Closing balance	11,768	13,028
Cost [Member] | Stage 3 [Member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	44,439	45,455
Transfer to Stage 1	(267)	(160)
Transfer to Stage 2	(3,872)	(1,317)
Cure from the Stage 1	4,061	5,367
Cure from the Stage 2	13,463	4,908
Derecognition	(13,547)	(16,437)
Acquisition / (Settlement)	(4,706)	6,623
Closing balance	39,571	44,439
Cost [Member] | Stage 3 [Member] | Corporate [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	12,372	11,525
Transfer to Stage 1	(113)	(4)
Transfer to Stage 2	(1,347)	(90)
Cure from the Stage 1	137	731
Cure from the Stage 2	1,032	434
Derecognition	(1,172)	(956)
Acquisition / (Settlement)	(1,204)	732
Closing balance	9,705	12,372
Cost [Member] | Stage 3 [Member] | Small and medium businesses [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	7,157	8,985
Transfer to Stage 1	(22)	(10)
Transfer to Stage 2	(505)	(428)
Cure from the Stage 1	742	701
Cure from the Stage 2	1,610	946
Derecognition	(2,471)	(3,648)
Acquisition / (Settlement)	(673)	611
Closing balance	5,838	7,157
Cost [Member] | Stage 3 [Member] | Individuals [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	18,989	20,574
Transfer to Stage 1		(72)
Transfer to Stage 2	(1,018)	(665)
Cure from the Stage 1	1,921	2,346
Cure from the Stage 2	7,796	2,282
Derecognition	(8,520)	(10,728)
Acquisition / (Settlement)	(1,121)	5,252
Closing balance	18,047	18,989
Cost [Member] | Stage 3 [Member] | Individuals [member] | Vehicles [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	628	815
Transfer to Stage 1		(9)
Transfer to Stage 2	(65)	(39)
Cure from the Stage 1	104	338
Cure from the Stage 2	598	297
Derecognition	(283)	(433)
Acquisition / (Settlement)	(437)	(341)
Closing balance	545	628
Cost [Member] | Stage 3 [Member] | Individuals [member] | Credit card [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	4,313	4,457
Transfer to Stage 1		(10)
Transfer to Stage 2	(60)	(12)
Cure from the Stage 1	471	176
Cure from the Stage 2	2,794	722
Derecognition	(3,155)	(3,891)
Acquisition / (Settlement)	176	2,871
Closing balance	4,539	4,313
Cost [Member] | Stage 3 [Member] | Individuals [member] | Personal loan [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	11,897	13,328
Transfer to Stage 1		(6)
Transfer to Stage 2	(611)	(515)
Cure from the Stage 1	908	907
Cure from the Stage 2	2,970	872
Derecognition	(3,724)	(5,190)
Acquisition / (Settlement)	(449)	2,501
Closing balance	10,991	11,897
Cost [Member] | Stage 3 [Member] | Individuals [member] | Payroll loans [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	1,868	1,729
Transfer to Stage 1		(33)
Transfer to Stage 2	(131)	(44)
Cure from the Stage 1	431	866
Cure from the Stage 2	1,136	241
Derecognition	(1,336)	(1,177)
Acquisition / (Settlement)	(270)	286
Closing balance	1,698	1,868
Cost [Member] | Stage 3 [Member] | Individuals [member] | Mortgages [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	283	245
Transfer to Stage 1		(14)
Transfer to Stage 2	(151)	(55)
Cure from the Stage 1	7	59
Cure from the Stage 2	298	150
Derecognition	(22)	(37)
Acquisition / (Settlement)	(141)	(65)
Closing balance	274	283
Cost [Member] | Stage 3 [Member] | Foreign [member] | Foreign loans - Latin America [member]
Disclosure of loans and lease operations [Line Items]
Beginning balance	5,921	4,371
Transfer to Stage 1	(132)	(74)
Transfer to Stage 2	(1,002)	(134)
Cure from the Stage 1	1,261	1,589
Cure from the Stage 2	3,025	1,246
Derecognition	(1,384)	(1,105)
Acquisition / (Settlement)	(1,708)	28
Closing balance	R$ 5,981	R$ 5,921